Leasing Activity, Lease Payments on Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021, operating leases, lessee	$ 994
2022, operating leases, lessee	994
2023, operating leases, lessee	856
2024, operating leases, lessee	702
2025, operating leases, lessee	520
Thereafter, operating leases, lessee	1,421
Total lease payments, operating leases, lessee	5,487
Less: imputed interest	$ 525
Weighted average remaining lease term (in years)	6 years 10 months 24 days
Weighted average discount rate	2.80%
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, term of contract	15 years
Lessee, Operating lease, term of contract, longest expiration year	2105
Lessee, Operating lease, not yet commenced, lease commitment amount	$ 54
Lessee, Operating lease, not yet commenced, earliest year of commencement	2022
Minimum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	3 years
Maximum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	13 years
Other liabilities [Member]
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Total operating lease liabilities	$ 4,962	$ 5,297